Equity investment (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments And Joint Ventures [Abstract]
Summary of investment in V-Click

Movements on the Group’s investment in V-Click during the years ended December 31, 2020 and 2021 were as follows:

	For the years ended December 31,
	2020	2021
Balance at the beginning of year	158	460
Capital injection	412	—
Share of losses	(111)	(107)
Exchange differences	1	1
Balance at the end of year	460	354